Income taxes (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 12, 2017
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 75,885,449	$ 22,526,634
Chilean income taxes
IncomeTaxes [Line Items]
Current tax liabilities, current	71,587,790
Chilean income taxes | CHILE
IncomeTaxes [Line Items]
Current tax liabilities, current		18,335,047
Monthly provisional payments
IncomeTaxes [Line Items]
Current tax liabilities, current	3,946,196	3,970,511
Chilean Unique Taxes [Member]
IncomeTaxes [Line Items]
Current tax liabilities, current	101,474	$ 105,903
Others
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 249,989		$ 115,173